Prepaid Domain Names (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Annual domain renewal fees	$ 674,202	$ 67,018	$ 165,573	$ 127,005
Cost of revenues	244,171	$ 49,587	81,001	166,312
Remaining domain renewal fees	$ 476,443		$ 105,775	$ 21,203
Minimum [Member]
Cost of domain	$ 0.25		$ 0.25
Maximum [Member]
Cost of domain	$ 7.85		$ 7.85